Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income/(loss)	$ 16,967	$ 11,779	$ (10,408)
Adjustments to reconcile net income/(loss) to net cash provided by (used in) operating activities:
Depreciation	28,747	17,412	2
Write-off of debt issuance costs	3,388	0	0
Amortization of debt issuance costs	1,149	141	0
Share-based payments	324	202	115
Foreign exchange loss/(gain)	(42)	22	(2,334)
Change in fair value of derivative instruments	1,749	0	0
Other	8	(659)	(157)
Changes in operating assets and liabilities, net:
Inventory	(1,771)	126	(1,041)
Trade accounts receivable, net	(5,425)	0	0
Accrued income	(510)	(2,024)	0
Prepaid expenses	(2,270)	2,414	(6,061)
Other receivables	(893)	335	(486)
Receivables due from related parties	1,405	(1,720)	0
Payables due to related parties	(110)	(604)	0
Accounts payable	(10)	516	272
Accrued expenses	472	5,592	0
Deferred charter revenue	10,016	(44)	2,346
Other current liabilities	(6)	(42)	0
Provisions	(1,662)	2,268	0
Net cash provided by (used in) operating activities	51,526	35,714	(17,752)
Investing activities
Purchase of other fixed assets	(10)	(14)	(4)
Vessel purchase prepayments	0	(349,000)	(72,000)
Additions and installments on newbuildings	0	(232,455)	(3,788)
Purchase of vessels and equipment	(291,532)	0	0
Capitalized interest	0	(2,964)	(1,922)
Net cash (used in) provided by investing activities	(291,542)	(584,433)	(77,714)
Financing activities
Repayment of long-term debt	(29,456)	(286,069)	(117,000)
Repayment of revolving credit facility	(50,000)	0	0
Prepayment of long-term debt	(294,000)	0	0
Proceeds from long-term debt	697,879	584,613	0
Financing costs	(5,014)	0	0
Net proceeds from issuance of share capital	0	295,311	220,988
Cash dividends paid	(5,411)	0	0
Net cash provided by (used in) financing activities	313,998	593,855	103,988
Effect of exchange rate changes on cash	19	0	0
Net increase in cash, cash equivalents and restricted cash	74,001	45,136	8,522
Cash, cash equivalents and restricted cash at the beginning of the period	55,097	9,961	1,439
Cash, cash equivalents and restricted cash at the end of the period	129,098	55,097	9,961
Supplemental Information
Interest paid	35,955	12,958	61
Income tax paid	$ 58	$ 0	$ 5